Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 4. Goodwill and Intangible Assets

Goodwill balances and changes therein subsequent to the February 1, 2014 Condensed Consolidated Balance Sheet are as follows (in thousands):

	Gross Goodwill	Accumulated Impairment	Net Goodwill
Balance as of February 1, 2014	$110,688	$(46,942)	$63,746

Balance as of May 3, 2014	$110,688	$(46,942)	$63,746

Identifiable intangible assets summary (in thousands):

	Gross Amount	Accumulated Amortization	Net Book Value
Balance as of February 1, 2014
Amortizable intangible assets:
Customer relationships	$11,970	$(3,577)	$8,393
Indefinite-lived intangible assets:
Trademark	101,850	—	101,850

Total intangible assets	$113,820	$(3,577)	$110,243

	Gross Amount	Accumulated Amortization	Net Book Value
Balance as of May 3, 2014:
Amortizable intangible assets:
Customer relationships	$11,970	$(3,727)	$8,243
Indefinite-lived intangible assets:
Trademark	101,850	—	101,850

Total intangible assets	$113,820	$(3,727)	$110,093

Amortization of identifiable intangible assets for continuing operations was $150 for three months ended May 3, 2014 and May 4, 2013. The estimated amortization expense for identifiable intangible assets is expected to be $598 for each fiscal year for the next five fiscal years.

Note 4. Goodwill and Intangible Assets

Goodwill balances and changes therein subsequent to the January 28, 2012 Consolidated Balance Sheet are as follows (in thousands).

	Gross Goodwill	Accumulated Impairment	Net Goodwill
Balance as of January 28, 2012	$110,688	$(46,942)	$63,746

Balance as of February 2, 2013	$110,688	$(46,942)	$63,746

Balance as of February 1, 2014	$110,688	$(46,942)	$63,746

Identifiable intangible assets summary (in thousands):

	Gross Amount	Accumulated Amortization	Net Book Value
Balance as of February 2, 2013:
Amortizable intangible assets:
Customer relationships	$11,970	$(2,978)	$8,992
Indefinite-lived intangible assets:
Trademark	101,850	—	101,850

Total intangible assets	$113,820	$(2,978)	$110,842

	Gross Amount	Accumulated Amortization	Net Book Value
Balance as of February 1, 2014
Amortizable intangible assets:
Customer relationships	$11,970	$(3,577)	$8,393
Indefinite-lived intangible assets:
Trademark	101,850	—	101,850

Total intangible assets	$113,820	$(3,577)	$110,243

Amortization of identifiable intangible assets was $599, $598 and $599 for fiscal 2013, 2012 and 2011, respectively, which is included in selling, general and administrative expenses on the Consolidated Statements of Operations. Amortization expense for each of the fiscal years 2014 to 2018 is expected to be as follows (in thousands).

Future Amortization
2014	$598
2015	598
2016	598
2017	598
2018	598

Total next 5 fiscal years	$2,990

Identifiable indefinite-lived intangible assets represent the Vince trademark. No impairments of the Vince trademark were recorded as a result of our annual asset impairment tests during fiscal years 2013, 2012 or 2011. In fiscal 2013 and 2012, we performed the qualitative assessment on the Vince Trademark as allowed by the Intangible—Goodwill and Other Topic of ASC and determined that it was not more likely than not that the carrying value exceeded the fair value of the asset. In fiscal 2011 the fair value of the trademark was determined utilizing the relief from royalty method. The relief from royalty method calculates fair value using a royalty savings method, which measures the value by estimating cost savings. Key assumptions include revenue projections, royalty rates and discount rates for the business.

Additionally, there were no impairments recorded as a result of our annual goodwill impairment test during fiscal 2013, 2012 or 2011. In fiscal 2013 and 2012, we used a qualitative analysis to assess the goodwill and determined that it was not more likely than not that the fair value was less than the carrying value, as allowed by the Intangible—Goodwill and Other Topic of ASC. In fiscal 2011, we utilized an income approach to estimate the fair value of Vince and no impairment to goodwill was recorded as a result.

In connection with the Kellwood Company acquisition of certain net assets from CRL Group, LLC in 2006, owner of the Vince® brand and trademark, additional cash purchase consideration was paid based upon achievement of certain specified financial performance targets for each of the five full years after the acquisition (2007 through 2011) and the cumulative performance from 2007 to 2011. The additional consideration earned in fiscal 2011 was $51,134. We paid $50,328 of the fiscal 2011 consideration during the fourth quarter of fiscal 2011 and paid the remaining consideration during the second quarter of fiscal 2012. The fiscal 2010 additional cash consideration was paid during first quarter of fiscal 2011.